Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [Line Items]
Beginning balance	₩ 104,328	₩ 64,127
Adjustment from adoption of IFRS 15	9,789
Additions (reversals)	232,234	251,344
Usage and reclassification	(215,333)	(211,143)
Ending balance	131,018	104,328
Current	98,254	76,016
Non-current	32,764	28,312
Litigations and claims [member]
Disclosure of other provisions [Line Items]
Beginning balance	43
Additions (reversals)		43
Usage and reclassification	(43)
Ending balance		43
Current		43
Warranties [member]
Disclosure of other provisions [Line Items]
Beginning balance	102,450	62,462
Additions (reversals)	234,928	251,131
Usage and reclassification	(215,290)	(211,143)
Ending balance	122,088	102,450
Current	89,324	74,138
Non-current	32,764	28,312
Others [member]
Disclosure of other provisions [Line Items]
Beginning balance	1,835	1,665
Adjustment from adoption of IFRS 15	9,789
Additions (reversals)	(2,694)	170
Ending balance	8,930	1,835
Current	₩ 8,930	₩ 1,835